Income Taxes	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income Taxes
19. Income Taxes
The Company’s
pre-tax
income consists of the following compon
e
nts:

	Year Ended December 31,
	2019	2018	2017
Pre-tax income:
Domestic (U.S., state and local)	$(242,896)	$(64,808)	$(62,631)
Foreign	39	—	—

Total pre-tax income	$(242,857)	$(64,808)	$(62,631)

The Company’s income tax benefit (provision) consists of the following components:

	Year Ended December 31,
	2019	2018	2017
Current:
Federal	$312	$398	$(804)
State	(89)	(40)	(34)
International	(138)	—	—

Total current	85	358	(838)

Deferred:
Federal	(2,456)	11,232	17,782
State	(169)	(419)	1,283
International	(3,381)	3,988	—

Total deferred	(6,006)	14,801	19,065

Total income tax benefit (provision)	$(5,921)	$15,159	$18,227

The Company’s deferred tax assets and liabilities consists of the following components:

	December 31, 2019		December 31, 2018
	Deferred Income Tax		Deferred Income Tax
	Assets	Liabilities	Assets	Liabilities
Accounts receivable	$1,184	$—	$513	$—
Accrued liabilities	3,418	—	2,118	—
Deferred compensation	1,526	—	1,372	—
Fixed assets and intangibles	16,119	—	—	(5,859)
Inventory	10,165	—	7,744	—
Net operating losses	9,342	—	4,333	—
Revenue	—	(59)	650	—
Tax credits	6,372	—	5,993	—
Lease Liability	695	—	—	—
Right of Use Asset	—	(544)	—	—
Other	—	(103)	—	—
Valuation allowance	(48,115)	—	(3,093)	—

Total	$706	$(706)	$19,630	$(5,859)

On December 22, 2017, the U
.
S
.
government enacted the Tax Cuts and Jobs Act of 2017 (the “Tax Legislation”). The Tax Legislation makes broad and complex changes to the U.S. tax code including, but not limited to the following:

•	Reduction of the U.S. federal corporate tax rate from 35% to 21%

•	Requiring a transition tax on certain unrepatriated earnings of foreign subsidiaries

•	Bonus depreciation that will allow for full expensing of qualified property

•	Elimination of the corporate alternative minimum tax

•	The repeal of the domestic production activity deduction

•	Limitations on the deductibility of certain executive compensation

•	Limitations on net operating losses generated after December 31, 2017

In addition, beginning
in 2018, the Tax Legislation includes a global intangible
low-taxed
income (“GILTI”) provision, which requires a tax on foreign earnings in excess of a deemed return on tangible assets of foreign subsidiaries. The Company has elected an accounting policy to account for GILTI as a period cost if incurred, rather than recognizing deferred taxes for temporary basis differences expected to reverse as a result of GILTI.
On December 22, 2017, the SEC staff issued SAB 118, which provides guidance on accounting for the tax effects of the Tax Legislation. SAB 118 provides a measurement period that should not extend beyond one year from the Tax Legislation enactment date for companies to complete the accounting under ASC 740.
In 2018, the Company completed its accounting for the tax effects of the Tax Legislation. As a result, in 2018 the Company recorded a tax benefit of $650, and in 2017, the Company recorded a tax provision of $2,187, relating to the revaluation of deferred tax assets and transition tax.
Valuation allowances are established when necessary to reduce deferred tax assets to amounts which are more likely than not to be realized. As such, valuation allowances of $48,115 and $3,093 have been established at December 31, 2019 and December 31, 2018, respectively, against a portion of the deferred tax assets.
As of December 31, 2019, the Company has U.S. federal net operating loss carryforwards of $9,911 that will expire in years 2026 through 2037. In addition, the Company has U.S. federal net operating loss carryforwards of $21,950 that will carryforward indefinitely. As of December 31, 2019, the Company has U.S. state net operating loss carryforwards of $51,626, of which, $48,143 will expire in the years 2022 through 2039, and $3,443 will carryforward indefinitely.
As of December 31, 2019, the Company has research tax credit carryforwards of $7,111 that will expire in years 2029 through 2038.
U.S. income taxes have not been provided on the undistributed earnings of the Company’s foreign subsidiaries. It is not practicable to estimate the amount of tax that might be payable. The Company’s intention is to indefinitely reinvest earnings of its foreign subsidiaries outside of the U.S.
The Company evaluates the need for deferred tax asset valuation allowances based on a more likely than not standard. The ability to realize deferred tax assets depends on the ability to generate sufficient taxable income within the carryback or carryforward periods provided for in the tax law for each applicable tax jurisdiction.
The Company has evaluated all evidence, both positive and negative, and determined that its deferred tax assets are not more likely than not to be realized as of December 31, 2019. Accordingly, the Company has recorded a valuation allowance in the amount of $48,115 as of December 31, 2019. In making this determination, numerous factors were considered including the going-concern evaluation.
As of December 31, 2019, the Company has $1,088 of unrecognized tax benefits, which was recorded net against deferred tax assets in the accompanying consolidated balance sheet.
The Company’s unrecognized tax benefits are summarized as follows:

	For the Year Ended December 31,
	2019	2018	2017
Opening balance	$1,088	$1,591	$1,591
Reductions based on tax positions related to the current year	—	—	—
Additions for tax positions of prior years	—	—	—
Reductions for tax positions of prior years	—	(415)	—
Reductions for expiration of statute of limitations	—	(88)	—

	$1,088	$1,088	$1,591

The unrecognized tax benefits if recognized, would favorably impact the Company’s effective tax rate.
The Company’s policy is to recognize interest accrued related to unrecognized tax benefits in interest expense and penalties in the provision for income taxes. Interest and penalties recorded in 2019, 2018 and 2017 and interest and penalties accrued at December 31, 2019 and 2018 were inconsequential.
During the year ended December 31, 2018, the Internal Revenue Service (the “IRS”) completed its examination of the Company’s 2015 U.S. federal income tax return. No material adjustments were recorded to the Company’s consolidated financial statements as a result of the examination.
The effective tax rate differs from the statutory federal income tax rate for the following reasons:

	Year Ended December 31,
	2019	2018	2017
Statutory federal rate	21.00%	21.00%	35.00%
State income taxes—net of federal tax benefit	(0.56%)	2.34%	2.08%
Foreign rate differential	0.00%	(3.59%)	0.00%
Acquisition expenses	0.00%	(0.83%)	0.00%
Gain on acquisition contingency	6.58%	0.00%	0.00%
Goodwill impairment disposal	(11.88%)	0.00%	0.00%
Life insurance	0.00%	(0.11%)	0.58%
Officer compensation	0.00%	(0.90%)	(1.74%)
Stock-based compensation	0.00%	(0.41%)	(2.47%)
Tax credits	0.04%	0.99%	0.67%
Tax legislation	0.00%	1.05%	(3.47%)
Valuation allowances	(16.98%)	3.26%	(0.25%)
Uncertain tax positionsı	0.00%	0.78%	0.00%
Other reconciling items, net	(0.63%)	(0.17%)	(1.45%)

Effective tax rate	(2.43%)	23.41%	28.95%